FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2024
Investments, All Other Investments [Abstract]
FINANCIAL INSTRUMENTS

NOTE 14 — FINANCIAL INSTRUMENTS

The Company classified the following securities as financial instruments:

	December 31, 2024
Liabilities:	Level 1	Level 2	Level 3	Total
Subordinated convertible promissory notes	$-	$-	$5,490,324	$5,490,324
Series A convertible preferred stock	$-	$-	$1,294,117	$1,294,117
Equity:
Warrants	$-	$-	$3,993,491	$3,993,491

	December 31, 2023
Liabilities:	Level 1	Level 2	Level 3	Total
Subordinated convertible promissory notes	$-	$-	$4,894,446	$4,894,446
Series A convertible preferred stock	$-	$-	$1,294,117	$1,294,117
Equity:
Warrants	$-	$-	$2,687,074	$2,687,074

Management believes the carrying values of the above securities approximate their fair values. The subordinated convertible promissory notes carry an interest rate that is indicative of the Company’s overall borrowing cost and the length of time until maturity is not expected to significantly impact their value. The convertible preferred stock, which is akin to debt, has been discounted to its presented carrying value in accordance with the debt discounts and redemption premiums recognized.